A summary of the changes in warrants for the years ended December 31, 2021 and 2020 is presented below: (Details) - $ / shares						12 Months Ended
	Oct. 07, 2022	Oct. 15, 2021	Oct. 07, 2021	Feb. 15, 2021	Feb. 09, 2021	Dec. 31, 2022	Dec. 31, 2021	Nov. 08, 2021
Share capital and reserves
Number of warrants balance at beginning						5,127,076	1,555,317
Exercise price balance at beginning							$ 2.94
Number of warrants expired							(1,215,816)
Exercise price expired							$ 2.94
Number of warrants granted			5,000,000		2,085,687
Exercise price granted		$ 4.77			$ 4.70
Number of warrants exercised							640,012
Exercise price exercised							$ 3.34
Number of warrants balance at ending						10,127,076	5,127,076
Exercise price balance at ending						$ 3.34	$ 5.58
Warrants to purchase common shares	910,000							355,000
Exercise price warrant	$ 4.77					1.22	4.70
Warrant reserve [member]
Share capital and reserves
Exercise price warrant						$ 1.17
October 15, 2021 [Member]
Share capital and reserves
Number of warrant granted				910,000
Exercise price granted		$ 1.17
Number of warrants granted				2,431,900
October 7, 2022 [Member]
Share capital and reserves
Exercise price granted	$ 1.22
Pre-Funded Warrants [Member]
Share capital and reserves
Number of warrants granted						3,600,000
Exercise price granted							$ 0.0001
Number of warrants exercised						(641,000)
Exercise price exercised						$ 0.0001
Number of warrants balance at ending						2,959,000
Exercise price balance at ending						$ 0.0001